Document and Entity Information	3 Months Ended
	Dec. 31, 2011	Jan. 23, 2012
Document And Entity Information
Entity Registrant Name	Organic Spice Imports, Inc.
Entity Central Index Key	0001517653
Document Type	10-Q
Document Period End Date	Dec 31, 2011
Amendment Flag	true
Current Fiscal Year End Date	--03-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		11,180,000
Amendment Description	Amendment filling to provide XBRL information.
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2011

Balance Sheets (USD $)	Dec. 31, 2011	Mar. 31, 2011
CURRENT ASSETS
Cash	$ 4,862	$ 4,862
TOTAL ASSETS	4,862	4,862
CURRENT LIABILITIES
Accounts payable and accrued expenses	4,915	2,668
Notes payable -related party	31,962	25,930
Total Current Liabilities	36,277	28,598
TOTAL LIABILITIES	36,277	28,598
STOCKHOLDERS’ DEFICIT
Common Stock, $.001 par value, 200,000,000 shares authorized,1,715,004 shares issued and outstanding	1,715	1,715
Additional paid-in capital	258,845	258,845
Deficit accumulated during the development stage	(294,837)	(28,598)
Total Stockholders’ Deficit	(34,277)	(289,158)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 2,000

Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Mar. 31, 2011
Statement of Financial Position [Abstract]
Common Stock, par value	$ 0.001	$ 0.001
Common Stock, shares authorized	200,000,000	200,000,000
Common Stock, shares issued	1,715,004	1,715,004
Common Stock, shares outstanding	1,715,004	1,715,004

Statements of Operations (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2011
Income Statement [Abstract]
Revenues
Total Revenue
Professional Exps.	3,650	3,650	3,650
General & Admin Exps	370	370	626
Operating Expenses	4,020	4,020	4,276
Other Income (Expense)
Current Income Tax
Net Income (Loss)	$ (4,020)	$ (4,020)	$ (4,276)
Basic and Diluted Earnings
(Loss) per Share	$ (0.0004)	$ (0.0004)
Weighted average number of comon shares
Outstanding	11,180,000	11,180,000

Statements of Cash Flows (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011
Cash Flows From Operating Activities
Net Income (Loss)	$ (4,020)	$ (4,276)
Adjustments to reconsile net income (loss) to net cash (used in) operations
Changes In Operating assets and liabilities
Increase in current liabilities (accrued expenses)	4,020	4,020
Net cash provided by (used in) operations		(256)
Cash Flows From Investing Activities
Net cash provided by investing activities
Cash Flows From Financing Activities
Common Stock issued for cash		5,000
Common Stock issued for expense		118
Net cash provided by financing activities		4,862
Net increase (decrease)		4,862
Cash beginning of period	4,862
Cash end of period	4,862	4,862
Non Cash Investing and Financing Activities
Common stock issued per court order		118
Supplemental Disclosures of Cash Flow Information
Interest Paid
Income Taxes paid

Nature and Background of Business	3 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Nature and Background of Business

NOTE 1. NATURE AND BACKGROUND OF BUSINESS

Organic Spice Imports, Inc. (“the Company” or “the Issuer”) was organized under the laws of the State of Delaware on December 30, 2010. The Company was established as part of the Chapter 11 reorganization of Spicy Gourmet Organics, Inc. (“SGO”). Under SGO’s Plan of Reorganization, as confirmed by the U.S. Bankruptcy Court for the Central District of California, the Company was incorporated to: (1) receive and own any interest which SGO had in the development of an organic spice importing business; and (2) issue shares of its common stock to SGO’s general unsecured creditors, to its administrative creditors, and to its shareholder. The Company has been in the development stage since its formation and has not yet realized any revenues from its planned operations.

Summary of Significant Accounting Policies	3 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Summary of Significant Accounting Policies

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a. BASIS OF ACCOUNTING

The Company’s financial statements are prepared using the accrual method of accounting. The Company has elected a March 31 year-end.

BASIS OF PRESENTATION – DEVELOPMENT STAGE COMPANY

The Company is a development stage company as defined by ASC 915-10-05, “Development Stage Entity.” The Company is still devoting substantially all of its efforts to establishing the business and its planned principal operations have not commenced. All losses accumulated since inception have been considered as part of the Company’s development stage activities.

b. BASIC EARNINGS PER SHARE

The Company computes net income (loss) per share in accordance with the FASB Accounting Standards Codification (“ASC”). The ASC specifies the computation, presentation and disclosure requirements for earnings (loss) per share for entities with publicly held common stock.

Basic net earnings (loss) per share amounts are computed by dividing the net earnings (loss) by the weighted average number of common shares outstanding. Diluted earnings (loss) per share are the same as basic earnings (loss) per share due to the lack of dilutive items in the Company.

c. ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

d. CASH and CASH EQUIVALENT

For the Balance Sheet and Statements of Cash Flows, all highly liquid investments with maturity of three months or less are considered to be cash equivalents.

e. REVENUE RECOGNITION

The Company recognizes revenues and the related costs when persuasive evidence of an arrangement exists, delivery and acceptance has occurred or service has been rendered, the price is fixed or determinable, and collection of the resulting receivable is reasonably assured. Amounts invoiced or collected in advance of product delivery or providing services are recorded as deferred revenue. The Company accrues for warranty costs, sales returns, bad debts, and other allowances based on its historical experience.

f.  STOCK-BASED COMPENSATION

The Company records stock-based compensation in accordance with the FASB Accounting Standards Classification using the fair value method. All transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable. Equity instruments issued to employees and the cost of the services received as consideration are measured and recognized based on the fair value of the equity instruments issued.

g. INCOME TAXES

Income taxes are provided in accordance with the FASB Accounting Standards Classification. A deferred tax asset or liability is recorded for all temporary differences between financial and tax reporting and net operating loss carry forwards. Deferred tax expense (benefit) results from the net change during the year of deferred tax assets and liabilities.

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

h. IMPACT OF NEW ACCOUNTING STANDARDS

The Company does not expect the adoption of recently issued accounting pronouncements to have a significant impact on the Company's results of operations, financial position, or cash flow.

Going Concern	3 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Going Concern

NOTE 3. GOING CONCERN

The Company's financial statements are prepared in accordance with generally accepted accounting principles applicable to a going concern. This contemplates the realization of assets and the liquidation of liabilities in the normal course of business. Currently, the Company does not have significant cash or other material assets, nor does it have operations or a source of revenue sufficient to cover its operation costs and allow it to continue as a going concern. The officers and directors have committed to advancing certain operating costs of the Company.

Stockholders' Equity Common Stock	3 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Stockholders' Equity Common Stock

NOTE 4. STOCKHOLDERS' EQUITY COMMON STOCK

The authorized share capital of the Company consists of 100,000,000 shares of common stock with $0.0001 par value, and 20,000,000 shares of preferred stock also with $0.0001 par value. No other classes of stock are authorized.

COMMON STOCK: As of December 31, 2011, there were a total of 11,180,000 common shares issued and outstanding.

The Company’s first issuance of common stock, totaling 1,180,000 shares, took place on December 30, 2010 pursuant to the Chapter 11 Plan of Reorganization confirmed by the U.S. Bankruptcy Court in the matter of Spicy Gourmet Organics, Inc. (“SGO”). The Court ordered the distribution of shares in Organic Spice Imports, Inc. to all general unsecured creditors of SGO, with these creditors to receive their pro rata share (according to amount of debt held) of a pool of 80,000 shares in the Company. The Court also ordered the issuance of 100,000 shares in the Company to the sole shareholder of SGO. The Court also ordered the distribution of 1,000,000 shares in the Company to the administrative creditors of SGO; these creditors received one share of common stock in the Company for each $0.05 of SGO’s administrative debt which they held.

The Court also ordered the distribution of warrants in the Company to all administrative creditors of SGO, with these creditors to receive five warrants in the Company for each $0.05 of SGO’s administrative debt which they held. These creditors received an aggregate of 5,000,000 warrants consisting of 1,000,000 “A Warrants” each convertible into one share of common stock at an exercise price of $3.00; 1,000,000 “B Warrants” each convertible into one share of common stock at an exercise price of $4.00; 1,000,000 “C Warrants” each convertible into one share of common stock at an exercise price of $5.00; 1,000,000 “D Warrants” each convertible into one share of common stock at an exercise price of $6.00; and 1,000,000 “E Warrants” each convertible into one share of common stock at an exercise price of $7.00. All warrants are exercisable at any time prior to November 19, 2015. This warrant distribution also took place on December 30, 2010.

On March 29, 2011 the Company’s two officers acquired a total of 10,000,000 common shares from the Issuer in a private placement. The shares were purchased at the price of $0.0005 per share for a total of $5,000.

As a result of these issuances there were a total 11,180,000 common shares issued and outstanding, and a total of 5,000,000 warrants to acquire common shares issued and outstanding, at December 31, 2011.

PREFERRED STOCK: The authorized share capital of the Company includes 20,000,000 shares of preferred stock with $0.0001 par value. As of December 31, 2011 no shares of preferred stock had been issued and no shares of preferred stock were outstanding.

Income Tax	3 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Income Tax	NOTE 5. INCOME TAXES The Company has had no business activity and made no U.S. federal income tax provision since its inception on December 30, 2010.

Warrants and Options	3 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Warrants and Options

NOTE 7. WARRANTS AND OPTIONS

On December 30, 2010 (inception), the Company issued 5,000,000 warrants exercisable into 5,000,000 shares of the Company’s common stock. These warrants were issued per order of the U.S. Bankruptcy Court in the matter of Spicy Gourmet Organics, Inc. (“SGO”) to the administrative creditors of SGO. These creditors received an aggregate of 5,000,000 warrants consisting of 1,000,000 “A Warrants” each convertible into one share of common stock at an exercise price of $3.00; 1,000,000 “B Warrants” each convertible into one share of common stock at an exercise price of $4.00; 1,000,000 “C Warrants” each convertible into one share of common stock at an exercise price of $5.00; 1,000,000 “D Warrants” each convertible into one share of common stock at an exercise price of $6.00; and 1,000,000 “E Warrants” each convertible into one share of common stock at an exercise price of $7.00. All warrants are exercisable at any time prior to November 19, 2015. As of the date of this report, no warrants have been exercised.

Commitment and Contingencies	3 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Commitment and Contingencies	NOTE 8. COMMITMENT AND CONTIGENTCY There is no commitment or contingency to disclose during the period ended December 31, 2011.

Subsequent Events	3 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Subsequent Events

NOTE 9. SUBSEQUENT EVENTS

The Company has performed an evaluation of subsequent events in accordance with ASC Topic 855 and the Company is not aware of any subsequent events which would require recognition or disclosure in the financial statements.